Long-Term Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses	Long-term prepaid expenses was comprised of the following:
	June 30, 2024	December 31, 2023
	(unaudited)
Prepaid expenses for public infrastructure	$7,592,929	$7,963,659
Less: accumulated amortization	(281,220)	(206,466)
	$7,311,709	$7,757,193